Note 5 - Notes Payable - 10Q (Details) - Notes Payable and Long-term Debt (USD $)	Sep. 30, 2013		Dec. 31, 2012
Note 5 - Notes Payable - 10Q (Details) - Notes Payable and Long-term Debt [Line Items]
Total notes payable	$ 250,000		$ 404,000
Less: Current maturities	250,000		326,000
Note payable long-term			78,000
Non-interest bearing subordinated convertible note payable with a principal amount of $3,300 dated December 3, 2012. Note is convertible into common stock equal to 1/3 of the shares beneficially held by the CEO on the date of conversion. Note was amended in July 2013 to extend the maturity date to June 2015. The note was recorded at its fair value and will be revalued at each reporting period with changes in the fair value recorded as other expense/income.	5,833,000		2,137,000
PositiveID Animal Health Corporation [Member]
Note 5 - Notes Payable - 10Q (Details) - Notes Payable and Long-term Debt [Line Items]
Note payable	200,000	[1]	157,000	[1]
Demand Note [Member]
Note 5 - Notes Payable - 10Q (Details) - Notes Payable and Long-term Debt [Line Items]
Note payable	50,000	[1],[2]		[1],[2]
Convertible Note September 25, 2012 [Member]
Note 5 - Notes Payable - 10Q (Details) - Notes Payable and Long-term Debt [Line Items]
Convertible term note for $125 issued September 25, 2012 net of discount of $31, bears interest at 10% per annum, is convertible into shares of common stock at $1.57 per share and matures on March 31, 2013. Note was issued with warrants to acquire 40 shares of common stock with an exercise price of $1.57 per share. Note was converted into common stock in March 2013. An additional 40 warrants with an exercise price of $1.57 per share were granted in March 2013 as an inducement to the conversion.(2)		[2]	94,000	[2]
Convertible Note October 12, 2012 [Member]
Note 5 - Notes Payable - 10Q (Details) - Notes Payable and Long-term Debt [Line Items]
Note payable		[1],[2]	86,000	[1],[2]
Convertible term note for $125 issued September 25, 2012 net of discount of $31, bears interest at 10% per annum, is convertible into shares of common stock at $1.57 per share and matures on March 31, 2013. Note was issued with warrants to acquire 40 shares of common stock with an exercise price of $1.57 per share. Note was converted into common stock in March 2013. An additional 40 warrants with an exercise price of $1.57 per share were granted in March 2013 as an inducement to the conversion.(2)			86,000
Convertible Note December 31, 2012 A [Member]
Note 5 - Notes Payable - 10Q (Details) - Notes Payable and Long-term Debt [Line Items]
Note payable		[1],[2]	45,000	[1],[2]
Total notes payable			404,000
Less: Current maturities			326,000
Note payable long-term			78,000
Convertible term note for $125 issued September 25, 2012 net of discount of $31, bears interest at 10% per annum, is convertible into shares of common stock at $1.57 per share and matures on March 31, 2013. Note was issued with warrants to acquire 40 shares of common stock with an exercise price of $1.57 per share. Note was converted into common stock in March 2013. An additional 40 warrants with an exercise price of $1.57 per share were granted in March 2013 as an inducement to the conversion.(2)			45,000
Convertible Note December 31, 2012 B [Member]
Note 5 - Notes Payable - 10Q (Details) - Notes Payable and Long-term Debt [Line Items]
Note payable		[1],[2]	22,000	[1],[2]
Convertible term note for $125 issued September 25, 2012 net of discount of $31, bears interest at 10% per annum, is convertible into shares of common stock at $1.57 per share and matures on March 31, 2013. Note was issued with warrants to acquire 40 shares of common stock with an exercise price of $1.57 per share. Note was converted into common stock in March 2013. An additional 40 warrants with an exercise price of $1.57 per share were granted in March 2013 as an inducement to the conversion.(2)			$ 22,000

[1]	These notes have been issued to related parties. See Note 10.
[2]	The warrants are more fully described in Note 7.